COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 07, 2007 USD ($)	Jun. 30, 2013 Premises [Member] USD ($)	Dec. 31, 2012 Premises [Member] USD ($)	Dec. 31, 2011 Premises [Member] USD ($)	Dec. 31, 2010 Premises [Member] USD ($)	Jun. 30, 2013 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2011 Vehicles [Member] USD ($)	Dec. 31, 2010 Vehicles [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage																3.00%	5.00%
Maximum percentage of grants received			100.00%	100.00%
Royalty expenses					$ 17,000	$ 120,000
Royalty percentage, increase in export sales			4.00%	4.00%
Possible delinquent royalties							480,000
Possible delinquent royalties, allowance			90,000
Royalty payable	790,000		849,000
Periodic installment of debt				36
Lease Type [Line Items]
Lease deposits	22,000		22,000		12,000				27,000				12,000
Rent expenses								$ 48,000	$ 92,000	$ 92,000	$ 329,000	$ 45,000	$ 87,000	$ 83,000	$ 115,000
Lease expiration date									Jan. 01, 2014
Lease expiration date, minimum													Jan. 01, 2012
Lease expiration date, maximum													Jan. 01, 2014
Extended option term									4 years